Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment assets
Total segment assets	$ 266,471	$ 253,196
Auto eInsurance service [Member]
Segment assets
Total segment assets	70,254	62,550
Technology service [Member]
Segment assets
Total segment assets	44,030	35,906
Auto service [Member]
Segment assets
Total segment assets	150,068	151,165
Others [Member]
Segment assets
Total segment assets	$ 2,119	$ 3,575